STEIN ROE
                              INSTITUTIONAL CLIENT
                                 HIGH YIELD FUND

                            Supplement to Prospectus
                             Dated November 1, 2002

         The section THE FUND'S MANAGEMENT; PORTFOLIO MANAGERS is revised to read as follows:

Jeffrey L. Rippey, a vice president of Stein Roe, has managed the Fund since February 2003. Mr. Rippey has been associated with Columbia Management Company
(CMC), an affiliate of Stein Roe, since 1981 and has been portfolio manager of the CMC High Yield Fund since its inception in 1994.




                                                                  March 4, 2003